Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Event [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

In July 2023, the Company registered the grant of up to 15,000,000 shares of common stock, par value $0.0001 per share, to certain employees of and consultants to the Company either as stock grants, stock options or other equity-based incentives, and the subsequent exercise of any stock options pursuant to the 2022 Equity Incentive plan (the “Plan”).

On September 4, 2023, the Board, as administrator of the Plan, granted pursuant to the Plan non-qualified stock options to its executive officers, and other employees to purchase an aggregate of 2,605,000 shares of common stock, at exercise price of $9.76 per share, being the fair market value on the date of grant. These options shall vest cumulative as to 25% of the shares subject to the options over four years on the annual anniversary of date of grant.

On September 4, 2023, the Board also issued 587,235 restricted stock units to its executive officers, and other employees, pursuant to the Plan. The restricted stock units vest cumulatively as to one-third of the restricted stock units over three years on the annual anniversary of the date of grant.